Impairment (Details) € in Millions	12 Months Ended
	Dec. 31, 2019 EUR (€) segment	Jan. 01, 2019 EUR (€)	Dec. 31, 2018 EUR (€)
Impairment
Goodwill	€ 5,527		€ 5,452
Number of operating segments | segment	4
Period over which management has projected cash flows for impairment analysis	3 years
Additional period over which management has projected cash flows subsequent to the explicit forecast	7 years
Mobile Networks
Impairment
Goodwill	€ 794	€ 205	€ 963
Terminal growth rate	1.10%		1.10%
Post-tax discount rate	8.40%		9.20%
Fixed Networks
Impairment
Goodwill	€ 876		€ 836
Terminal growth rate	1.10%		1.10%
Post-tax discount rate	7.60%		7.90%
Global Services
Impairment
Goodwill	€ 1,043	€ 310	€ 1,306
Terminal growth rate	0.90%		1.00%
Post-tax discount rate	8.00%		8.60%
IP/Optical Networks
Impairment
Goodwill	€ 1,954		€ 1,871
Terminal growth rate	1.40%		1.30%
Post-tax discount rate	8.20%		9.10%
Nokia Software
Impairment
Goodwill	€ 982		€ 434
Terminal growth rate	1.50%		1.60%
Post-tax discount rate	7.60%		8.70%